Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Inventory
7. INVENTORY
Inventory consisted of raw materials and consumables of EUR 18,374,654 and EUR 11,820,017 as of September 30, 2021 and December 31, 2020 respectively.
The Company write-down inventory for any excess or obsolete inventories or when the net realizable value of inventories is less than the carrying value. During the nine months ended September 30, 2021, the Group recorded write-downs of EUR 66,460 in research and development expenses. During the same period in 2020, there were no inventory write-downs recorded.
11. INVENTORY

In thousands of euro	2020	2019
Raw materials and consumables	11,820	5,716

Inventory	11,820	5,716